FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2022 vessel	Jun. 30, 2022 USD ($) vessel t	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of vessels held for sale | vessel		5
Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour
Derivative [Line Items]
Number of vessels held for sale | vessel	3	3
Interest rate swaps
Derivative [Line Items]
Derivative notional amount | $		$ 450.0	$ 500.0
Capesize, Forward Freight Agreements, Maturing in 2021 | Long
Derivative [Line Items]
Remaining maturities		10 days	500 days
Capesize, Forward Freight Agreements, Maturing in 2022 | Long
Derivative [Line Items]
Remaining maturities		225 days	180 days
Bunker derivatives
Derivative [Line Items]
Outstanding bunker derivatives | t		3,000
Currency swap | Norway, Krone
Derivative [Line Items]
Derivative notional amount | $		$ 1.7	$ 2.4